UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-3101
CALVERT TAX-FREE RESERVES
(Exact name of registrant as specified in charter)
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Address of Principal Executive Offices)
William M. Tartikoff, Esq.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (301) 951-4800
Date of fiscal year end: December 31
Date of reporting period: Fiscal quarter ended March 31, 2009

Item 1. Schedule of Investments.
CALVERT TAX-FREE RESERVES MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2009

	PRINCIPAL
MUNICIPAL OBLIGATIONS - 99.1%	AMOUNT	VALUE

Alabama - 3.9%
Alabama State MFH Revenue VRDN, 0.98%, 4/1/14, LOC: Regions Bank (r)	$1,505,000	$1,505,000
Auburn Alabama Industrial Development Board Revenue VRDN, 0.82%, 5/1/20, LOC: Allied Irish Bank (r)	3,200,000	3,200,000
Birmingham Alabama Special Care Facilities Financing Authority Revenue VRDN, 1.04%, 12/1/30, LOC: FHLB, LOC: Colonial Bank (r)	6,000,000	6,000,000
Calhoun County Alabama Economic Development Council Revenue VRDN, 0.95%, 4/1/21, LOC: Bank of America (r)	1,200,000	1,200,000
Colbert County Alabama Industrial Development Board Revenue VRDN, 0.80%, 10/1/11, LOC: Wachovia Bank (r)	1,000,000	1,000,000
Mobile County Alabama IDA Revenue VRDN, 0.80%, 4/1/20, LOC: Wachovia Bank (r)	2,340,000	2,340,000
Tuscaloosa County Alabama IDA Revenue VRDN:
1.55%, 12/1/23, LOC: Regions Bank (r)	3,390,000	3,390,000
0.67%, 3/1/27, LOC: JPMorgan Chase Bank (r)	10,000,000	10,000,000

Alaska - 1.6%
Alaska State Industrial Development & Export Authority Revenue VRDN, 0.50%, 4/1/34, LOC: Union Bank (r)	11,625,000	11,625,000

Arizona - 2.3%
Arizona State Health Facilities Authority Revenue VRDN:
0.48%, 3/1/33, LOC: Bank of America (r)	4,200,000	4,200,000
0.48%, 12/1/37, LOC: Sovereign Bank, C/LOC: Lloyds TSB Bank (r)	5,000,000	5,000,000
Pinal County Arizona IDA and Solid Waste Disposal Revenue VRDN, 0.93%, 8/1/22, LOC: Farm Credit Services, C/LOC: Key Bank (r)	3,700,000	3,700,000
Tucson Arizona IDA Revenue VRDN, 0.51%, 1/15/32, LOC: Fannie Mae (r)	1,950,000	1,950,000
Yavapai County Arizona IDA Solid Waste Disposal Revenue VRDN, 0.47%, 8/1/27, LOC: UBS AG (r)	2,300,000	2,300,000

California - 3.1%
ABAG Finance Authority for Nonprofit Corps Revenue VRDN, 0.30%, 6/1/37, LOC: Bank of America (r)	5,565,000	5,565,000
California State Health Facilities Financing Authority Revenue Bonds, 6.25%, 12/1/34 (prerefunded 12/01/09 @ 101)	6,000,000	6,235,342
California State Pollution Control Financing Authority Revenue VRDN:
0.76%, 9/1/10, LOC: Bank of the West (r)	2,605,000	2,605,000
0.78%, 3/1/16, LOC: Comerica Bank (r)	1,445,000	1,445,000
California Statewide Communities Development Authority Special Tax Revenue VRDN, 0.85%, 5/1/22, LOC: Bank of the West, C/LOC: CalSTRs (r)	1,550,000	1,550,000
Victorville California MFH Revenue VRDN, 1.10%, 12/1/15, LOC: Citibank (r)	5,915,000	5,915,000

	PRINCIPAL
MUNICIPAL OBLIGATIONS - 99.1%	AMOUNT	VALUE

Colorado - 4.3%
Aurora Centretech Colorado Metropolitan District GO VRDN, 0.54%, 12/1/28, LOC: U.S. Bank (r)	$3,170,000	$3,170,000
Burlingame Colorado Housing, Inc. Revenue Bonds, 6.00%, 11/1/29 (prerefunded 11/01/09 @ 101)	2,250,000	2,341,039
Colorado State Housing and Finance Authority Revenue VRDN:
0.41%, 10/15/16, LOC: Fannie Mae (r)	14,600,000	14,600,000
0.45%, 10/1/30, BPA: FHLB, CF: Colorado — HFA (r)	1,530,000	1,530,000
0.55%, 2/1/31, LOC: Fannie Mae (r)	2,840,000	2,840,000
Englewood Colorado MFH Revenue VRDN, 0.30%, 12/1/26, LOC: Freddie Mac (r)	2,860,000	2,860,000
Highland Village Metropolitan District Colorado Revenue VRDN, 1.45%, 12/1/27, LOC: Key Bank (r)	2,700,000	2,700,000
Meridian Ranch Metropolitan District Colorado GO VRDN, 0.54%, 12/1/38, LOC: U.S. Bank (r)	2,135,000	2,135,000

Connecticut - 1.3%
Connecticut State Housing Finance Authority Revenue VRDN, 0.40%, 7/1/32, LOC: HSBC USA, Inc. (r)	2,300,000	2,300,000
Connecticut State Development Authority Revenue VRDN, 0.30%, 7/1/15, LOC: HSBC USA, Inc. (r)	2,100,000	2,100,000
Connecticut State Health & Educational Facility Authority Revenue VRDN, 0.55%, 7/1/38, LOC: Sovereign Bank, C/LOC: Standard Chartered (r)	5,000,000	5,000,000

District Of Columbia - 2.8%
District of Columbia GO VRDN, 2.00%, 6/1/27, LOC: Dexia Credit Local (r)	10,000,000	10,000,000
District of Columbia Housing Finance Agency Revenue VRDN, 0.50%, 11/1/38, LOC: Freddie Mac (r)	3,850,000	3,850,000
District of Columbia Revenue VRDN:
0.55%, 9/1/23, LOC: Bank of America (r)	4,200,000	4,200,000
0.49%, 4/1/38, LOC: PNC Bank (r)	3,000,000	3,000,000

Florida - 2.7%
Collier County Florida Educational Facilities Authority Revenue VRDN, 0.65%, 10/1/36, LOC: Comerica Bank (r)	3,900,000	3,900,000
Collier County Florida MFH Finance Authority Revenue VRDN, 0.65%, 7/15/34, LOC: Fannie Mae (r)	2,900,000	2,900,000
Dade County Florida IDA Revenue VRDN, 0.55%, 1/1/16, LOC: Societe Generale (r)	6,200,000	6,200,000
Florida State Housing Finance Corp. MFH Revenue VRDN, 0.50%, 10/15/32, LOC: Fannie Mae (r)	2,200,000	2,200,000
Lee County Florida IDA Revenue Bonds, 5.75%, 11/15/11 (prerefunded 11/15/09 @ 101)	1,015,000	1,052,988
Lee Memorial Health System Florida Revenue VRDN, 0.58%, 4/1/33, LOC: Northern Trust Co. (r)	2,000,000	2,000,000
Palm Beach County Florida Revenue VRDN, 1.30%, 1/1/34, LOC: TD Banknorth (r)	2,050,000	2,050,000

Georgia - 1.4%
Atlanta Georgia Airport and Marina Improvement Revenue Bonds, 5.60%, 1/1/30 (prerefunded 1/01/10 @ 101)	5,000,000	5,235,985
Fulton County Georgia IDA Revenue VRDN, 0.93%, 12/1/10, LOC: Branch Bank & Trust (r)	1,000,000	1,000,000
Macon-Bibb County Georgia IDA Revenue VRDN, 1.69%, 7/1/15, LOC: Regions Bank (r)	1,000,000	1,000,000

	PRINCIPAL
MUNICIPAL OBLIGATIONS - 99.1%	AMOUNT	VALUE

Macon-Bibb County Georgia Hospital Authority Revenue VRDN, 0.35%, 5/1/30, LOC: SunTrust Bank (r)	$3,500,000	$3,500,000

Hawaii - 1.8%
Hawaii State Department of Budget & Finance Revenue VRDN:
0.55%, 5/1/19, LOC: First Hawaiian Bank (r)	6,325,000	6,325,000
0.75%, 12/1/21, LOC: Union Bank (r)	4,210,500	4,210,500
Hawaii State GO Bonds, 5.75%, 4/1/09 (escrowed to maturity)	2,500,000	2,500,000

Illinois - 4.7%
Illinois State Educational Facilities Authority Revenue VRDN, 0.55%, 6/1/29, LOC: JPMorgan Chase Bank (r)	5,300,000	5,300,000
Illinois State Development Finance Authority Revenue VRDN:
0.60%, 6/1/19, LOC: Northern Trust Co. (r)	6,565,000	6,565,000
0.60%, 4/1/35, LOC: Northern Trust Co. (r)	5,000,000	5,000,000
Illinois State GO Revenue Bonds, 5.375%, 6/1/10, FGIC Insured (prerefunded 6/01/09 @ 101)	2,000,000	2,031,683
Illinois State Health Facilities Authority Revenue VRDN, 0.45%, 8/15/33, LOC: Bank of America (r)	2,340,000	2,340,000
Jackson-Union Counties Illinois Regional Port District Facilities Revenue VRDN, 0.35%, 4/1/24, LOC: Wachovia Bank (r)	8,785,000	8,785,000
Springfield Illinois Community Improvement Revenue VRDN, 0.49%, 9/1/17, LOC: Harris National (r)	4,800,000	4,800,000

Indiana - 4.2%
Allen County Indiana Economic Development Revenue VRDN, 3.15%, 11/1/09, LOC: JPMorgan Chase Bank (r)	500,000	500,000
Elkhart County Indiana Economic Development Revenue VRDN, 2.31%, 4/1/28, LOC: FHLB (r)	1,265,000	1,265,000
Goshen Indiana Economic Development Revenue VRDN, 0.50%, 10/1/42, LOC: JPMorgan Chase Bank (r)	9,800,000	9,800,000
Indiana State Development Finance Authority Revenue VRDN:
3.00%, 7/1/18, LOC: JPMorgan Chase Bank (r)	800,000	800,000
3.00%, 4/1/22, LOC: JPMorgan Chase Bank (r)	220,000	220,000
Jasper County Indiana Industrial Economic Recovery Revenue VRDN, 0.88%, 2/1/22, LOC: Farm Credit Services, C/LOC: Rabobank (r)	5,275,000	5,275,000
Portage Indiana Industrial Pollution Control Revenue VRDN, 0.98%, 5/1/18, LOC: Bank of Tokyo-Mitsubishi UFJ (r)	5,150,000	5,150,000
Spencer County Indiana Industrial Pollution Control Revenue VRDN, 0.98%, 11/1/18, LOC: Mizuho Corp. Bank Ltd. (r)	3,200,000	3,200,000
Terre Haute Indiana International Airport Authority Revenue VRDN, 0.64%, 2/1/21, LOC: Old National Bank, C/LOC: Northern Trust Co. (r)	1,980,000	1,980,000
Vigo County Indiana Industrial Economic Development Revenue VRDN, 0.72%, 5/1/16, LOC: Old National Bank, C/LOC: Wells Fargo Bank (r)	3,200,000	3,200,000

Iowa - 2.0%
Iowa State Finance Authority Revenue VRDN, 0.88%, 7/1/18, LOC: Citizen Business Bank, C/LOC: Wells Fargo Bank (r)	3,650,000	3,650,000
Iowa State Higher Education Loan Authority Revenue Anticipation Notes, 3.00%, 5/20/09, LOC: Wells Fargo Bank	5,700,000	5,706,742
Hills City Iowa Health Facilities Revenue VRDN, 1.75%, 8/1/35, LOC: Allied Irish Bank (r)	5,350,000	5,350,000

	PRINCIPAL
MUNICIPAL OBLIGATIONS - 99.1%	AMOUNT	VALUE

Kentucky - 2.0%
Mayfield Kentucky Multi City Lease Revenue VRDN, 2.30%, 7/1/26, LOC: Fifth Third Bank (r)	$2,185,000	$2,185,000
Morehead Kentucky League of Cities Funding Trust Lease Program Revenue VRDN, 0.49%, 6/1/34, LOC: U.S. Bank (r)	9,957,500	9,957,500
Winchester Kentucky Industrial Building Revenue VRDN, 1.78%, 10/1/18, LOC: Wachovia Bank (r)	2,400,000	2,400,000

Louisiana - 1.5%
Louisiana State Housing Finance Agency Revenue VRDN:
0.64%, 3/15/37, LOC: Fannie Mae (r)	3,140,000	3,140,000
3.50%, 9/15/40, LOC: RBS Citizens (r)	5,000,000	5,000,000
Louisiana State Public Facilities Authority Revenue VRDN, 1.55%, 12/1/14, LOC: Regions Bank (r)	1,310,000	1,310,000
Louisiana State GO VRDN, 0.40%, 7/1/26, LOC: BNP Paribas (r)	2,000,000	2,000,000

Maine - 0.8%
Maine State Finance Authority Revenue VRDN, 3.25%, 9/1/37, LOC: RBS Citizens (r)	5,650,000	5,650,000

Maryland - 6.9%
Anne Arundel County Maryland GO Bonds, 5.00%, 3/1/10	4,000,000	4,161,994
Anne Arundel County Maryland MFH Revenue VRDN, 0.25%, 10/1/33, LOC: Freddie Mac (r)	3,270,000	3,270,000
Baltimore Maryland MFH Revenue VRDN, 0.49%, 4/15/34, LOC: Fannie Mae (r)	8,194,000	8,194,000
Maryland State Community Development Administration Revenue VRDN, 0.35%, 3/1/41, LOC: SunTrust Bank (r)	5,000,000	5,000,000
Maryland State GO Bonds, 5.25%, 2/15/10	2,000,000	2,082,097
Maryland State Health & Higher Educational Facilities Authority Revenue VRDN:
0.53%, 1/1/21, LOC: M&T Trust Co. (r)	7,905,000	7,905,000
0.58%, 3/1/30, LOC: SunTrust Bank (r)	2,450,000	2,450,000
0.50%, 7/1/34, LOC: Bank of America (r)	7,000,000	7,000,000
Montgomery County Maryland Housing Opportunites Commission Housing Revenue VRDN, 0.25%, 8/1/15, LOC: Fannie Mae (r)	11,370,000	11,370,000

Massachusetts - 0.5%
Massachusetts State Development Finance Agency Revenue VRDN, 0.50%, 9/1/35, LOC:
TD Banknorth (r)	3,975,000	3,975,000

Michigan - 0.3%
Michigan Strategic Fund LO Revenue VRDN, 0.56%, 3/1/36, LOC: Deutsche Bank (r)	2,000,000	2,000,000

Minnesota - 0.9%
Minnesota State Higher Education Facilities Authority Revenue VRDN, 1.50%, 4/1/27, LOC: Allied Irish Bank (r)	3,065,000	3,065,000
Richfield Minnesota MFH Revenue VRDN, 0.50%, 3/1/34, LOC: Freddie Mac (r)	1,610,000	1,610,000
St. Louis Park Minnesota MFH Revenue VRDN, 0.50%, 8/1/34, LOC: Freddie Mac (r)	2,292,000	2,292,000

Mississippi - 2.1%
Mississippi State Business Finance Corp. Revenue VRDN, 0.49%, 3/1/17, LOC: PNC Bank (r)	8,485,000	8,485,000
Prentiss County Mississippi Industrial Development Revenue VRDN, 1.25%, 10/1/17, LOC: Nordea Bank AB (r)	6,750,000	6,750,000

	PRINCIPAL
MUNICIPAL OBLIGATIONS - 99.1%	AMOUNT	VALUE

Missouri - 1.9%
Carthage Missouri IDA Revenue VRDN, 1.78%, 9/1/30, LOC: Wachovia Bank (r)	$2,000,000	$2,000,000
Kansas City Missouri IDA & MFH Revenue VRDN, 0.50%, 9/15/32, LOC: Fannie Mae (r)	4,655,000	4,655,000
Missouri State Health & Educational Facilities Authority Revenue VRDN, 0.50%, 5/15/23, LOC: UBS AG (r)	7,200,000	7,200,000

New Hampshire - 0.4%
New Hampshire State Health & Education Facilities Authority Revenue VRDN, 0.45%, 10/1/23, LOC: Bank of America (r)	2,910,000	2,910,000

New Jersey - 0.6%
New Jersey State Turnpike Authority Revenue VRDN, 0.37%, 1/1/24, LOC: Bank of Nova Scotia (r)	4,800,000	4,800,000

New Mexico - 0.7%
New Mexico State GO Bonds, 5.00%, 3/1/10	5,000,000	5,200,577

New York - 4.3%
Albany New York IDA Revenue VRDN, 1.39%, 6/1/34, LOC: M&T Trust Co. (r)	5,900,000	5,900,000
Monroe County New York IDA Revenue VRDN, 0.74%, 12/1/34, LOC: M&T Trust Co. (r)	1,495,000	1,495,000
New York City IDA Revenue VRDN, 0.74%, 2/1/35, LOC: M&T Trust Co. (r)	1,765,000	1,765,000
New York City Transitional Finance Authority Revenue Bonds, 5.125%, 11/15/14 (prerefunded 5/15/09 @ 101)	4,000,000	4,054,993
New York State Housing Finance Agency Revenue VRDN:
0.35%, 5/15/34, LOC: Fannie Mae (r)	2,200,000	2,200,000
0.47%, 5/15/36, LOC: Fannie Mae (r)	5,200,000	5,200,000
0.40%, 5/15/37, LOC: Fannie Mae (r)	7,000,000	7,000,000
Oswego County New York Industrial Development Agency Civic Facilities Revenue VRDN, 1.39%, 1/1/24, LOC: M&T Trust Co. (r)	4,255,000	4,255,000

North Carolina - 1.5%
Cumberland County North Carolina GO Bonds, 5.80%, 3/1/19 (prerefunded 3/01/10 @ 102)	3,400,000	3,630,605
North Carolina State Medical Care Commission Revenue VRDN, 0.65%, 1/1/37, LOC: SunTrust Bank (r)	4,655,000	4,655,000
North Carolina State Medical Care Commission Revenue Bonds, 7.125%, 10/1/23 (prerefunded 10/01/09 @ 101)	3,000,000	3,114,714

North Dakota - 0.8%
Traill County North Dakota Solid Waste Disposal Revenue VRDN, 1.03%, 3/1/13, LOC: Wells Fargo Bank (r)	5,750,000	5,750,000

Ohio - 2.9%
Cleveland City Ohio Water Revenue VRDN, 0.25%, 1/1/33, LOC: BNP Paribas (r)	4,135,000	4,135,000
Cuyahoga County Ohio Economic Development Authority Revenue VRDN, 0.99%, 6/1/38, LOC: Key Bank (r)	895,000	895,000
Cuyahoga County Ohio Healthcare Facilities Revenue VRDN, 3.40%, 11/1/23, LOC: Fifth Third Bank (r)	3,760,000	3,760,000
Cuyahoga County Ohio Hospital Revenue Bonds, 5.50%, 1/15/30 (prerefunded 7/15/09 @ 101)	4,250,000	4,336,490

	PRINCIPAL
MUNICIPAL OBLIGATIONS - 99.1%	AMOUNT	VALUE

Hamilton County Ohio Healthcare and Life Enriching Community Revenue VRDN, 0.47%, 1/1/37, LOC: PNC Bank (r)	$5,540,000	$5,540,000
Ohio State Higher Educational Facility Commission Revenue VRDN, 3.25%, 9/1/26, LOC: Fifth Third Bank (r)	720,000	720,000
Ohio State Water Development Authority Pollution Control Facilities Revenue VRDN, 0.45%, 8/1/29, LOC: Barclays Bank (r)	1,800,000	1,800,000

Oklahoma - 2.8%
Oklahoma State Development Finance Authority Revenue Bonds:
5.75%, 8/15/14 (prerefunded 8/15/09 @ 101)	4,000,000	4,097,195
5.625%, 8/15/19 (prerefunded 8/15/09 @ 101)	7,360,000	7,537,602
5.625%, 8/15/29 (prerefunded 8/15/09 @ 101)	3,700,000	3,781,096
Pittsburg County Oklahoma Economic Development Authority Revenue VRDN, 0.69%, 10/1/21, LOC: PNC Bank (r)	5,000,000	5,000,000

Pennsylvania - 6.9%
Allegheny County Pennsylvania Hospital Development Authority Revenue VRDN, 0.50%, 7/15/28, LOC: Fannie Mae (r)	4,185,000	4,185,000
Allegheny County Pennsylvania IDA Revenue VRDN, 0.49%, 6/1/38, LOC: PNC Bank (r)	2,800,000	2,800,000
Butler County Pennsylvania IDA Revenue VRDN, 0.48%, 5/1/34, LOC: Bank of America (r)	2,415,000	2,415,000
Cumberland County Pennsylvania Municipal Authority Revenue VRDN, 0.55%, 1/1/43, LOC: KBC Bank (r)	2,545,000	2,545,000
Haverford Township Pennsylvania School District GO VRDN, 0.47%, 3/1/30, LOC: TD Banknorth (r)	2,000,000	2,000,000
Montgomery County Pennsylvania GO Notes, 3.00%, 6/1/09	5,000,000	5,008,645
Moon Pennsylvania IDA Revenue VRDN, 0.75%, 7/1/38, LOC: Bank of Scotland (r)	5,000,000	5,000,000
Pennsylvania State Higher Educational Facilities Authority Revenue VRDN:
0.56%, 11/1/36, LOC: Sovereign Bank, C/LOC: UniCredito Italiano Bank plc (r)	6,335,000	6,335,000
2.15%, 5/1/37, LOC: TD Banknorth, BPA: TD Banknorth, Radian Group, Inc. Insured (mandatory put, 5/1/09 @ 100) (r)	8,000,000	8,000,000
Philadelphia Pennsylvania IDA Revenue VRDN:
0.48%, 5/1/38, LOC: Bank of America (r)	9,700,000	9,700,000
3.15%, 6/1/38, LOC: Citibank (r)	2,930,000	2,930,000

Puerto Rico - 0.7%
Puerto Rico Municipal Finance Agency Revenue Bonds, 5.75%, 8/1/13 (prerefunded 8/01/09 @ 101)	5,000,000	5,107,187

South Carolina - 3.0%
Dorchester County South Carolina IDA Revenue, 0.73%, 10/1/24, LOC: Bayerische HypoVereinsbank (r)	5,100,000	5,100,000
Medical University of South Carolina Revenue Bonds, 6.00%, 7/1/19 (prerefunded 7/01/09 @ 101)	5,000,000	5,100,598
South Carolina State Jobs-Economic Development Authority Health Facilities
Revenue VRDN:
0.47%, 11/1/31, LOC: Wachovia Bank (r)	3,975,000	3,975,000
0.48%, 4/1/27, LOC: Wachovia Bank, CF: Radian Group, Inc. (r)	2,900,000	2,900,000
South Carolina State Transportation Infrastructure Bank Revenue Bonds, 5.375%, 10/1/24 (prerefunded 10/01/09 @ 101)	5,000,000	5,126,453

	PRINCIPAL
MUNICIPAL OBLIGATIONS - 99.1%	AMOUNT	VALUE

South Dakota - 0.2%
South Dakota State Housing Development Authority Revenue VRDN, 0.50%, 1/1/44, CF: Freddie Mac (r)	$1,420,000	$1,420,000

Tennessee - 1.6%
Loudon Tennessee Industrial Development Board Revenue VRDN, 1.65%, 4/1/13, LOC: JPMorgan Chase Bank (r)	1,505,000	1,505,000
Metropolitan Nashville Tennessee Airport Authority Revenue VRDN, 0.58%, 7/1/19, LOC: Societe Generale (r)	6,800,000	6,800,000
Shelby County Tennessee Health Educational and Housing Facilities Board Revenue VRDN:
3.04%, 5/1/16, LOC: Allied Irish Bank (r)	3,200,000	3,200,000
1.29%, 6/1/26, LOC: Allied Irish Bank (r)	400,000	400,000

Texas - 4.5%
Garland Texas Independent School District GO VRDN, 2.15%, 6/15/29, BPA: DEPFA Bank plc, GA: Texas Permanent School Fund (r)	4,305,000	4,305,000
HFDC of Central Texas Inc. Revenue VRDN, 0.56%, 5/15/38, LOC: Sovereign Bank, C/LOC: KBC Bank (r)	6,500,000	6,500,000
Kendall County Texas Health Facility Development Corp. Revenue VRDN, 1.23%, 1/1/41, LOC: Allied Irish Bank (r)	5,770,000	5,770,000
North Central Texas Health Facility Development Corp. Revenue Bonds, 7.50%, 11/15/29 (prerefunded 11/15/09 @ 102)	5,350,000	5,686,223
Red River Texas Educational Finance Revenue VRDN, 2.00%, 12/1/31 (r)	2,880,000	2,880,000
San Antonio Texas Electric And Gas Utility Revenue Bonds, 5.75%, 2/1/15 (prerefunded 2/01/10 @ 100)	4,050,000	4,219,255
Tarrant County Texas Industrial Development Corp. Revenue VRDN, 0.76%, 9/1/27, LOC: JPMorgan Chase Bank (r)	4,000,000	4,000,000

Utah - 0.7%
Utah State Housing Corp. Revenue VRDN, 1.15%, 7/1/36, BPA: Bayerische Landesbank, CF: Utah Housing Corp. (r)	1,445,000	1,445,000
Utah State Transit Authority Sales Tax Revenue VRDN, 2.75%, 6/15/36, LOC: Fortis Bank (r)	3,500,000	3,500,000

Vermont - 3.7%
Vermont State Economic Development Authority Revenue VRDN, 0.65%, 10/1/38, LOC: Key Bank (r)	4,000,000	4,000,000
Vermont State Educational & Health Buildings Financing Agency Revenue VRDN:
0.64%, 6/1/22, LOC: Chittenden Trust Company, C/LOC: Wachovia Bank (r)	1,100,000	1,100,000
0.40%, 10/1/28, LOC: TD Banknorth (r)	1,000,000	1,000,000
0.57%, 10/1/30, LOC: TD Banknorth (r)	10,440,000	10,440,000
0.49%, 1/1/33, LOC: TD Banknorth (r)	3,635,000	3,635,000
2.25%, 9/1/38, LOC: RBS Citizens (r)	5,000,000	5,000,000
Vermont Student Assistance Corp. Educational Loans Revenue VRDN, 0.50%, 12/15/40, LOC: Lloyds TSB Bank (r)	2,000,000	2,000,000

Virginia - 2.5%
Albemarle County Virginia IDA Revenue VRDN, 0.58%, 6/1/37, LOC: SunTrust Bank (r)	2,000,000	2,000,000
Alexandria Virginia IDA Revenue VRDN:
0.53%, 7/1/23, LOC: SunTrust Bank (r)	7,235,000	7,235,000
0.54%, 10/1/30, LOC: Branch Bank & Trust, AMBAC Insured (r)	2,765,000	2,765,000
Fairfax County Virginia GO Revenue Bonds, 4.25%, 6/1/09	3,000,000	3,011,328

	PRINCIPAL
MUNICIPAL OBLIGATIONS - 99.1%	AMOUNT	VALUE

Richmond Virginia IDA Revenue VRDN, 0.62%, 5/1/35, LOC: SunTrust Bank (r)	$3,455,000	$3,455,000

Washington - 2.3%
Washington State GO Bonds, 5.625%, 7/1/21 (prerefunded 7/01/09 @ 100)	3,000,000	3,027,922
Washington State Health Care Facilities Authority Revenue VRDN:
0.70%, 11/15/26, LOC: Citibank (r)	3,255,000	3,255,000
0.65%, 2/1/38, LOC: Key Bank (r)	7,410,000	7,410,000
Washington State Housing Finance Commission Nonprofit Revenue VRDN, 0.65%, 4/1/43, LOC: Key Bank (r)	3,000,000	3,000,000

West Virginia - 0.4%
West Virginia State GO Bonds, 5.75%, 6/1/13 (prerefunded 6/01/09 @ 101)	2,825,000	2,870,935

Wisconsin - 3.7%
Grafton Wisconsin IDA Revenue VRDN, 0.90%, 12/1/17, LOC: U.S. Bank (r)	1,635,000	1,635,000
Wisconsin State Health & Educational Facilities Authority Revenue VRDN:
0.70%, 11/1/23, LOC: U.S. Bank (r)	4,525,000	4,525,000
0.45%, 4/1/35, LOC: U.S. Bank (r)	14,050,000	14,050,000
0.50%, 12/1/36, LOC: JPMorgan Chase Bank (r)	7,000,000	7,000,000

Wyoming - 1.9%
Gillette Wyoming Pollution Control Revenue VRDN, 0.50%, 1/1/18, LOC: Barclays Bank (r)	14,100,000	14,100,000

Total Municipal Obligations (Cost $733,358,688)		733,358,688

TOTAL INVESTMENTS (Cost $733,358,688) - 99.1%		733,358,688
Other assets and liabilities, net - 0.9%		6,393,339

NET ASSETS - 100%		$739,752,027

(r)	The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
Explanation of Guarantees:
BPA: Bond Purchase Agreement
C/LOC: Confirming Letter of Credit
CF: Credit Facility
GA: Guaranty Agreement
LOC: Letter of Credit
Abbreviations:
AMBAC: American Municipal Bond Assurance Corp.
FGIC: Financial Guaranty Insurance Company
FHLB: Federal Home Loan Bank
GO: General Obligation
HFA: Housing Finance Authority
IDA: Industrial Development Authority

LO: Limmited Obligation
MFH: Multi-Family Housing
VRDN: Variable Rate Demand Notes
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
CALVERT TAX-FREE RESERVES LIMITED-TERM PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2009

	PRINCIPAL
MUNICIPAL OBLIGATIONS - 98.9%	AMOUNT	VALUE

Alabama - 2.1%
Calhoun County Alabama Economic Development Council Industrial Development Revenue VRDN, 0.95%, 4/1/21 (r)	$1,500,000	$1,500,000
Mobile Alabama Industrial Development Board Pollution Control Revenue Bonds, 4.75%, 6/1/34 (mandatory put, 3/19/12 @ 100) (r)	1,000,000	1,025,640

		2,525,640

California - 4.4%
California State Department of Water Resources Revenue Bonds:
6.00%, 12/1/10 (prerefunded, escrowed to maturity)	430,000	467,212
6.00%, 12/1/10 (prerefunded, escrowed to maturity)	5,000	5,427
6.00%, 12/1/10 (unrefunded balance)	565,000	609,409
California State GO Bonds, 1.04%, 5/1/33 (r)	3,000,000	3,000,000
Golden State Tobacco Securitization Corp. California Tobacco Settlement Revenue Bonds, 5.50%, 6/1/33 (prerefunded 6/1/13 @ 100)	1,000,000	1,122,060

		5,204,108

Florida - 6.4%
Miami Florida GO Bonds, 5.50%, 1/1/19 (prerefunded 1/1/12 @ 100)	1,000,000	1,114,230
Polk County Florida Transportation Improvement Revenue Bonds, 5.00%, 12/1/25 (r)	3,500,000	3,540,985
University Athletic Association, Inc. Athletic Program Revenue Bonds:
3.75%, 10/1/27 (mandatory put, 10/1/11 @ 100) (r)	935,000	960,638
3.80%, 10/1/31 (mandatory put, 10/1/11 @ 100) (r)	2,000,000	2,057,240

		7,673,093

Georgia - 5.3%
Columbus Georgia Downtown IDA Revenue Bonds, 5.61%, 7/1/29 (j)(r)	3,900,000	2,437,305
Forsyth County Georgia School District GO Bonds, 5.75%, 2/1/19 (prerefunded 2/1/10 @ 102)	3,700,000	3,929,992

		6,367,297

Illinois - 5.8%
Chicago Illinois Board of Education GO Bonds, Zero Coupon, 12/1/09	4,000,000	3,955,200
Chicago Illinois Housing Authority Revenue Bonds, 5.00%, 7/1/09	3,000,000	3,026,790

		6,981,990

	PRINCIPAL
MUNICIPAL OBLIGATIONS - 98.9%	AMOUNT	VALUE

Indiana - 0.4%
Spencer County Indiana Industrial Pollution Control Revenue VRDN, 0.98%, 11/1/18 (r)	$480,000	$480,000

Iowa - 7.9%
Hills City Iowa Health Facilities Revenue VRDN, 1.75%, 8/1/35 (r)	6,895,000	6,895,000
Iowa State Finance Authority Revenue Bonds, 5.25%, 8/1/10	2,475,000	2,619,688

		9,514,689

Louisiana - 2.1%
Louisiana Public Facilities Authority Revenue VRDN, 0.54%, 8/1/23 (r)	2,500,000	2,500,000

Maryland - 0.8%
Maryland Health & Higher Educational Facilities Authority Revenue VRDN, 0.35%, 7/1/34 (r)	1,000,000	1,000,000

Massachusetts - 5.5%
Massachusetts Health & Educational Facilities Authority Revenue, 2.75%, 11/1/38 (mandatory put, 1/4/12 @ 100) (r)	1,000,000	1,012,600
Massachusetts State GO Bonds, 5.50%, 11/1/11	5,000,000	5,530,800

		6,543,400

Minnesota - 0.8%
St. Paul Minnesota Port Authority Revenue Bonds, 3.25%, 2/1/28 (mandatory put, 2/1/11 @ 100) (r)	1,000,000	1,003,760

Missouri - 5.4%
Missouri Bi-State Development Agency Revenue Bonds, 3.95%, 10/1/35 (mandatory put, 10/1/09 @ 100) (r)	6,320,000	6,406,078

New Jersey - 1.9%
New Jersey Tobacco Settlement Financing Corp. Revenue Bonds, 6.125%, 6/1/42 (prerefunded 6/1/12 @ 100)	2,000,000	2,293,680

New York - 6.3%
New York Tri-Borough Bridge and Tunnel Authority Revenue Bonds, 5.125%, 1/1/22 (prerefunded 1/1/12 @ 100)	5,000,000	5,534,950
Utica New York IDA Revenue Bonds, 4.00%, 7/15/29 (mandatory put, 7/15/09 @ 100) (r)	2,000,000	2,008,720

		7,543,670

North Dakota - 2.2%
Three Affiliated Tribes of the Fort Berthold Reservation Revenue Bonds, 7.128%, 11/1/19 (r)	3,555,000	2,577,517

Ohio - 2.5%
Cincinnati City School District COPs, 5.00%, 12/15/10	1,500,000	1,595,940
Cuyahoga County Ohio Economic Development Revenue VRDN, 0.99%, 6/1/38 (r)	1,420,000	1,420,000

		3,015,940

	PRINCIPAL
MUNICIPAL OBLIGATIONS - 98.9%	AMOUNT	VALUE

Pennsylvania - 2.0%
Pennsylvania State Higher Educational Facilities Authority Revenue Bonds, 2.15%, 5/1/37 (mandatory put, 5/1/09 @ 100) (r)	$1,000,000	$1,000,510
Philadelphia Pennsylvania IDA Revenue VRDN, 0.48%, 5/1/38 (r)	300,000	300,000
University of Pittsburgh Pennsylvania Higher Education Revenue Bonds, 5.00%, 8/1/10	1,000,000	1,042,650

		2,343,160

Puerto Rico - 4.0%
Puerto Rico Commonwealth Highway & Transportation Authority Revenue Bonds, 6.00%, 7/1/39 (prerefunded 7/1/10 @ 101)	1,000,000	1,067,510
Puerto Rico Housing Finance Authority Revenue Bonds, 5.00%, 12/1/16 (prerefunded 12/1/13 @ 100)	500,000	560,480
Puerto Rico Public Buildings Authority Revenue Bonds, 5.25%, 7/1/29 (prerefunded 7/1/14 @ 100)	500,000	563,565
Puerto Rico Public Finance Corp. Revenue Bonds, 5.70%, 8/1/25 (prerefunded 2/1/10 @ 100)	2,500,000	2,596,425

		4,787,980

Tennessee - 0.9%
Tennessee State GO Bonds, 5.00%, 5/1/10	1,000,000	1,048,220

Texas - 22.8%
Lewisville Texas Independent School District GO Bonds:
Zero Coupon, 8/15/09	2,000,000	1,994,100
Zero Coupon, 8/15/10	2,000,000	1,959,880
Mission Economic Development Corp. Revenue Bonds, 6.00%, 8/1/20 (mandatory put, 8/1/13 @ 100) (r)	1,000,000	953,390
Northside Texas Independent School District GO Bonds, 4.00%, 6/1/35 (mandatory put, 5/31/11 @ 100) (r)	4,905,000	5,114,738
San Antonio Texas Electric And Gas Utility Revenue Bonds:
5.75%, 2/1/15 (prerefunded 2/1/10 @ 100)	1,000,000	1,042,010
5.75%, 2/1/16 (prerefunded 2/1/10 @ 100)	5,105,000	5,319,461
Sherman Independent School District GO Bonds, 3.125%, 8/1/36 (mandatory put, 8/1/09 @ 100) (r)	2,000,000	2,015,920
Tarrant County Texas Housing Finance Corp. Revenue Bonds, 6.25%, 3/1/04 (b)(f)	13,100,000	8,908,000

		27,307,499

West Virginia - 1.5%
West Virginia State Economic Development Authority Commonwealth Development Revenue Bonds, 6.68%, 4/1/25 (g)(r)*	22,835,000	1,826,800

Other - 7.9%
Capital Trust Agency Housing Revenue Bonds, 5.95%, 1/15/39 (c)(r)*	14,452,566	9,392,867

Total Municipal Obligations (Cost $148,208,517)		118,337,388

TOTAL INVESTMENTS (Cost $148,208,517) - 98.9%		118,337,388
Other assets and liabilities, net - 1.1%		1,281,031

NET ASSETS - 100%		$119,618,419

*	Non-income producing security.

(b)	This security was valued by the Board of Trustees. See note A.

(c)	Capital Trust Agency Housing Revenue Bonds are not accruing interest. This security was issued in July 2008 in exchange for the Series 2005 Capital Trust Agency Housing Revenue Bonds (“Series 2005 Bonds”) held by the Portfolio. Accrued past due interest related to the Series 2005 Bonds as of March 31, 2009 totaled $246,752.

(f)	Tarrant County Texas Housing Finance Corp. Revenue Bonds (Chatham Creek project) have been restructured from an original maturity date of March 1, 2002. This security is currently in default for both principal and interest. Accrued interest as of March 31, 2009 totaled $444,159 and includes past due interest accrued since and due on September 1, 2006. Effective November 2006, this security is no longer accruing interest. Subsequent to period end, the Portfolio received a $150,000 partial interest payment.

(g)	West Virginia State Economic Development Authority Commonwealth Development Revenue Bonds (Stonewall Jackson project) are currently in default for interest. Effective October 2006, this security is no longer accruing interest.

(j)	Columbus Georgia Downtown IDA Revenue Bonds (Ralston project) are currently in default for interest. Effective November 2006, this security is no longer accruing interest.

(r)	The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
Abbreviations:
COPs: Certificates of Participation
GO: General Obligation
IDA: Industrial Development Authority
VRDN: Variable Rate Demand Notes
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
CALVERT TAX-FREE RESERVES LONG-TERM PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2009

	PRINCIPAL
MUNICIPAL OBLIGATIONS - 98.4%	AMOUNT	VALUE

California - 5.2%
Hawaiian Gardens California Public Finance Authority Revenue Bonds:
5.25%, 12/1/22	$1,475,000	$1,395,306
5.25%, 12/1/23	1,000,000	932,150
Long Beach California Unified School District GO Bonds, Zero Coupon, 8/1/25	1,000,000	376,560

		2,704,016

	PRINCIPAL
MUNICIPAL OBLIGATIONS - 98.4%	AMOUNT	VALUE

Colorado - 2.7%
Colorado State Educational & Cultural Facilities Authority Revenue Bonds, 5.375%, 7/1/20 (prerefunded 7/1/12 @ 100)	$1,230,000	$1,387,711

Connecticut - 0.9%
Connecticut State Health & Educational Facility Authority Revenue Bonds, 5.00%, 7/1/35	490,000	495,463

Florida - 15.0%
Dade County Florida GO Bonds, 7.75%, 10/1/18	2,000,000	2,599,000
Dade County Florida IDA Revenue Bonds, 8.00%, 6/1/22	1,090,000	898,018
Florida State Board of Education Lottery Revenue Bonds, 5.25%, 7/1/20	1,500,000	1,531,575
Miami-Dade County Florida Professional Sports Franchise Facilities Tax Revenue Bonds, 5.25%, 10/1/30 (escrowed to maturity)	1,675,000	1,803,556
Miami-Dade County Florida School Board COPs, 5.00%, 8/1/20	1,000,000	996,770

		7,828,919

Georgia - 1.9%
Georgia State GO Bonds, 4.50%, 1/1/29	1,000,000	989,610

Hawaii - 1.0%
Honolulu City and County Hawaii GO Bonds, 5.00%, 7/1/26	500,000	510,450

Illinois - 2.7%
Illinois State Metropolitan Pier and Exposition Authority Dedicated State Tax Revenue Bonds, 5.75%, 6/15/41	500,000	508,340
Markham Illinois GO Bonds, 6.00%, 2/1/25	1,000,000	887,600

		1,395,940

Indiana - 3.0%
Elkhart County Indiana Economic Development Revenue VRDN, 2.31%, 4/1/28 (r)	1,100,000	1,100,000
Indiana State Development Finance Authority Revenue VRDN, 3.00%, 4/1/22 (r)	465,000	465,000

		1,565,000

Kentucky - 4.0%
Kentucky Housing Corp. MFH Revenue Bonds, 5.00%, 6/1/35 (mandatory put, 6/1/23 @ 100) (r)	2,210,000	2,108,340

Louisiana - 3.3%
Louisiana Local Government Environmental Facilities and Community Development Authority Revenue Bonds, 6.30%, 7/1/30	1,000,000	900,660
Louisiana State Public Facilities Authority Revenue Bonds, 5.25%, 11/1/17	840,000	824,225

		1,724,885

Maryland - 1.4%
Cecil County Maryland Health Department COPs, 3.907%, 7/1/14 (r)	670,000	565,038
Maryland State Economic Development Corp. Revenue Bonds:
Series B, 6.00%, 7/1/48 (k)*	245,000	131,171
Series C, Zero Coupon, 7/1/48 (k)	337,865	12,528

		708,737

	PRINCIPAL
MUNICIPAL OBLIGATIONS - 98.4%	AMOUNT	VALUE

Michigan - 1.8%
Ann Arbor Michigan School District GO Bonds, 4.75%, 5/1/29	$1,000,000	$951,460

Nevada - 2.4%
Clark County Nevada GO Bonds, 5.00%, 6/1/30	1,305,000	1,257,054

New Jersey - 10.3%
Essex County New Jersey Improvement Authority Revenue Bonds, 5.25%, 12/15/21	2,280,000	2,454,032
New Jersey State Transportation Trust Fund Authority Revenue Bonds, 5.25%, 12/15/23	1,830,000	1,869,436
Ocean County New Jersey Utilities Authority Wastewater Revenue Bonds, 5.25%, 1/1/26	1,000,000	1,059,620

		5,383,088

Ohio - 4.7%
Ohio State HFA MFH Revenue Bonds:
5.45%, 8/20/34	1,715,000	1,629,096
4.90%, 6/20/48	1,000,000	831,000

		2,460,096

Oklahoma - 2.7%
Citizen Potawatomi Nation Revenue Bonds, 6.50%, 9/1/16	1,500,000	1,405,215

Puerto Rico - 2.1%
Puerto Rico Public Buildings Authority Revenue Bonds, 5.25%, 7/1/29 (prerefunded 7/1/14 @ 100)	500,000	563,565
Puerto Rico Public Finance Corp. Revenue Bonds, 5.50%, 8/1/27 (escrowed to maturity)	500,000	546,815

		1,110,380

Rhode Island - 1.0%
Rhode Island Port Authority and Economic Development Corp. Airport Revenue Bonds, 7.00%, 7/1/14	500,000	544,055

Texas - 18.4%
Garland Texas GO Bonds, 5.25%, 2/15/20	1,500,000	1,628,070
Harris County Texas Spring Independent School District GO Bonds, 5.00%, 8/15/28 (r)	1,000,000	1,008,470
Houston Texas Water and Sewer System Revenue Bonds, 5.50%, 12/1/29 (escrowed to maturity)	1,255,000	1,437,364
Longview Texas Independent School District GO Bonds, Zero Coupon, 2/15/18	250,000	178,208
Manor Texas Independent School District GO Bonds, 4.50%, 8/1/24	1,000,000	1,013,590
Mission Economic Development Corp. Solid Waste Disposal Revenue Bonds, 6.00%, 8/1/20 (mandatory put, 8/1/13 @ 100) (r)	1,000,000	953,390
Texas State GO Bonds, 5.00%, 4/1/22	1,000,000	1,061,030
Tarrant County Texas Health Facilities Development Corp. Revenue Bonds, 5.75%, 2/15/15 (escrowed to maturity)	2,000,000	2,341,340

		9,621,462

Vermont - 1.4%
Vermont State Go Bonds, 4.50%, 3/1/28	750,000	749,977

	PRINCIPAL
MUNICIPAL OBLIGATIONS - 98.4%	AMOUNT	VALUE

Virgin Islands - 1.8%
Virgin Islands Public Finance Authority Revenue Bonds, 6.375%, 10/1/19	$1,000,000	$955,500

Virginia - 3.3%
Chesterfield County Virginia IDA Pollution Control Revenue Bonds, 5.875%, 6/1/17	1,700,000	1,751,816

Washington - 5.0%
Clark County Washington School District GO Bonds, 5.00%, 12/1/22	1,500,000	1,570,230
King County Washington Sewer Revenue Bonds, 5.50%, 1/1/28	1,000,000	1,042,200

		2,612,430

West Virginia - 0.2%
West Virginia State Economic Development Authority Commonwealth Development Revenue Bonds, 6.68%, 4/1/25 (g)(r)*	992,500	79,400

Wisconsin - 2.2%
Monroe Wisconsin School District GO Bonds, 5.25%, 4/1/16	1,115,000	1,156,311

Total Municipal Obligations (Cost $53,888,655)		51,457,315

TOTAL INVESTMENTS (Cost $53,888,655) - 98.4%		51,457,315
Other assets and liabilities, net - 1.6%		818,240

NET ASSETS - 100%		$52,275,555

*	Non-income producing security.

(g)	West Virginia State Economic Development Authority Commonwealth Development Revenue Bonds (Stonewall Jackson project) are currently in default for interest. Effective October 2006, this security is no longer accruing interest.

(k)	Maryland State Economic Development Corp. Revenue Bonds Series B and C were issued in exchange for 500,000 par Maryland State Economic Development Corp. Revenue Bonds due 10/1/19 that were previously held by the Portfolio. Series B is not accruing interest

(r)	The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
Abbreviations:
COPs: Certificates of Participation
GO: General Obligation
HFA: Housing Finance Authority
IDA: Industrial Development Authority
MFH: Multi-Family Housing
VRDN: Variable Rate Demand Notes
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
CALVERT TAX-FREE RESERVES VERMONT MUNICIPAL PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2009

	PRINCIPAL
MUNICIPAL OBLIGATIONS - 98.8%	AMOUNT	VALUE

Vermont - 68.5%
Burlington Vermont Electric Revenue Bonds:
6.375%, 7/1/10	$3,125,000	$3,287,250
5.375%, 7/1/12	1,405,000	1,541,805
Rutland County Vermont Solid Waste District Revenue Bonds:
6.75%, 11/1/09	100,000	102,245
6.80%, 11/1/10	100,000	105,886
6.80%, 11/1/11	100,000	109,203
6.85%, 11/1/12	100,000	111,779
University of Vermont and State Agriculture College Revenue Bonds:
5.00%, 10/1/19	1,000,000	1,069,750
5.00%, 10/1/23	1,000,000	1,020,000
5.125%, 10/1/27 (prerefunded 10/1/12 @ 100)	1,000,000	1,130,460
Vermont Municipal Bond Bank Revenue Bonds:
5.00%, 12/1/17	1,000,000	1,085,120
5.50%, 12/1/18	1,060,000	1,115,618
5.00%, 12/1/19	2,000,000	2,088,600
5.50%, 12/1/19	1,500,000	1,578,705
Vermont State Educational & Health Buildings Financing Agency Revenue Bonds:
5.00%, 12/1/12	1,000,000	1,003,650
5.00%, 10/1/23	1,000,000	991,660
5.00%, 11/1/32	1,810,000	1,825,856
5.50%, 1/1/33	1,100,000	822,503
5.00%, 10/31/46	1,000,000	961,980
Vermont State Educational & Health Buildings Financing Agency Revenue VRDN, 0.64%, 6/1/22 (r)	600,000	600,000
Vermont State GO Bonds:
5.00%, 2/1/15	2,300,000	2,579,450
5.00%, 3/1/15	1,215,000	1,393,083
5.00%, 7/15/17	1,200,000	1,393,644
4.625%, 8/1/17	2,000,000	2,081,820
4.25%, 3/1/26	450,000	447,835
4.50%, 7/15/26	1,000,000	1,015,860
4.50%, 3/1/28	400,000	399,988
Vermont State Housing Finance Agency Revenue Bonds, 5.35%, 5/1/36	200,000	189,074
Vermont State Housing Finance Agency Single Family Revenue Bonds:
4.00%, 11/1/12 (r)	515,000	517,513
5.25%, 11/1/20	185,000	185,618
5.55%, 11/1/21	535,000	537,793
4.90%, 11/1/22	730,000	731,832
Vermont State Public Power Supply Authority Revenue Bonds, 5.25%, 7/1/13	1,200,000	1,302,684

Total Vermont (Cost $32,630,713)		33,328,264

	PRINCIPAL
MUNICIPAL OBLIGATIONS - 98.8%	AMOUNT	VALUE

Territories - 30.3%
Guam Electric Power Authority Revenue Bonds, 5.25%, 10/1/12	$1,000,000	$968,690
Guam Government LO Highway and Transportation Authority Revenue Bonds, 4.50%, 5/1/12	1,500,000	1,592,805
Puerto Rico Commonwealth GO Bonds:
6.50%, 7/1/14	1,000,000	1,038,960
5.50%, 7/1/17	1,000,000	931,070
Puerto Rico Commonwealth Highway & Transportation Authority Revenue Bonds:
5.50%, 7/1/17	2,000,000	1,939,880
5.25%, 7/1/38 (prerefunded 7/1/12 @ 100)	1,000,000	1,109,740
6.00%, 7/1/39 (prerefunded 7/1/10 @ 101)	500,000	533,755
5.00%, 7/1/40 (prerefunded 7/1/15 @ 100)	500,000	578,155
Puerto Rico Housing Finance Authority Revenue Bonds, 5.00%, 12/1/16 (prerefunded 12/01/13 @ 100)	1,465,000	1,642,206
Puerto Rico Public Buildings Authority Revenue Bonds, 5.25%, 7/1/29 (prerefunded 7/01/14 @ 100)	1,500,000	1,690,695
Puerto Rico Public Finance Corp. Revenue Bonds:
5.70%, 8/1/25 (prerefunded 2/1/10 @ 100)	1,000,000	1,038,570
5.50%, 8/1/27 (unrefunded, escrowed to maturity)	500,000	546,815
Virgin Islands Public Finance Authority Revenue Bonds:
5.25%, 10/1/15	1,000,000	1,020,080
4.25%, 10/1/29	200,000	135,334

Total Territories (Cost $15,038,285)		14,766,755

TOTAL INVESTMENTS (Cost $47,668,998) - 98.8%		48,095,019
Other assets and liabilities, net - 1.2%		594,266

NET ASSETS - 100%		$48,689,285

(r)	The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
Abbreviations:
GO: General Obligation
LO: Limited Obligation
VRDN: Variable Rate Demand Notes
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

NOTE A — SIGNIFICANT ACCOUNTING POLICIES
General: Calvert Tax-Free Reserves (the “Fund”) is registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund is comprised of four separate portfolios. Money Market and Limited-Term are registered as diversified portfolios and Long-Term and Vermont as non-diversified portfolios. The operations of each Portfolio are accounted for separately. Each Portfolio offers shares of beneficial interest. Money Market Class O and Institutional Class shares are sold without a sales charge. Institutional Class shares require a minimum account balance of $1,000,000 and have a lower expense ratio than Class O shares. The $1 million minimum initial investment may be waived for certain institutional accounts, where it is believed to be in the best interest of the Fund and its shareholders. Class A shares of Limited-Term are sold with a maximum front-end sales charge of 1.00% and Long-Term and Vermont are sold with a maximum front-end sales charge of 3.75%.
Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Trustees to value its investments wherever possible. Municipal securities are valued utilizing a matrix system (which considers such factors as security prices, yields, maturities and ratings) furnished by dealers through an independent pricing service. Securities for which market quotations are available are valued at last sale price or official closing price on the primary market or exchange in which they trade. Short-term notes are stated at amortized cost, which approximates fair value. All securities for Money Market are valued at amortized cost which approximates market in accordance with Rule 2a-7 of the Investment Company Act of 1940. Investments for which market quotations are not available or deemed inappropriate are fair valued in good faith under the direction of the Board of Trustees.
In determining fair value, the Board considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. At March 31, 2009, securities valued at $8,908,000, or 7.4% of net assets, of the Limited-Term Portfolio, were fair valued in good faith under the direction of the Board of Trustees.
Effective January 1, 2008, the Fund adopted Financial Accounting Standards Board Statement on Financial Accounting Standards No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments and requires additional disclosures about fair value measurements.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. For additional information on the Fund’s policy regarding valuation of investments, please refer to the Fund’s most recent prospectus.
The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2009:

Investments in
Money Market Valuation Inputs	Securities
Level 1 - Quoted Prices	—
Level 2 - Other Significant Observable Inputs	$733,358,688
Level 3 - Significant Unobservable Inputs	—

Total	$733,358,688

Investments in
Limited Term Valuation Inputs	Securities
Level 1 - Quoted Prices	—
Level 2 - Other Significant Observable Inputs	$109,429,388
Level 3 - Significant Unobservable Inputs	8,908,000

Total	$118,337,388

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in
Limited Term	Securities
Balance as of 12/31/08	$8,908,000
Accrued discounts/ premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases (sales)	—
Transfers in and/ or out of Level 3	—
Balance as of 3/31/09	$8,908,000

For the three months ended March 31, 2009, total change in unrealized gain (loss) on Level 3 securities for Limited-Term Portfolio that would be included in the change in net assets was $0.

Investments in
Long-Term Valuation Inputs	Securities
Level 1 - Quoted Prices	—
Level 2 - Other Significant Observable Inputs	$51,457,315
Level 3 - Significant Unobservable Inputs	—

Total	$51,457,315

Investments in
Vermont Valuation Inputs	Securities
Level 1 - Quoted Prices	—
Level 2 - Other Significant Observable Inputs	$48,095,019
Level 3 - Significant Unobservable Inputs	—

Total	$48,095,019

Repurchase Agreements: The Portfolios may enter into repurchase agreements with recognized financial institutions or registered broker/dealers and, in all instances, holds underlying securities with a value exceeding the total repurchase price, including accrued interest. Although risk is mitigated by the collateral, the Portfolios could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.
Futures Contracts: The Fund may purchase and sell futures contracts, but only when, in the judgment of the Advisor, such a position acts as a hedge. The Fund may not enter into futures contracts for the purpose of speculation or leverage. These futures contracts may include, but are not limited to, market index futures contracts and futures contracts based on U.S. Government obligations. The Fund is subject to market risk and interest rate risk in the normal course of pursuing its investment objectives. The Fund may use futures contracts to hedge against changes in the value of securities and interest rates. The Fund may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Fund.
Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Investment income and realized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. (See footnotes to Schedules of Investments.) A debt obligation may be removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured. Expenses arising in connection with a class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets.
Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income are accrued daily and paid monthly for Money Market; dividends from net investment income are declared and paid monthly for Limited-Term, Long-Term, and Vermont. Distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.
Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Expense Offset Arrangements: The Fund has arrangements with its custodian banks whereby the custodians’ fees may be paid indirectly by credits earned on the Fund’s cash on deposit with the banks. These credits are used to reduce the Fund’s expenses. Such deposit arrangements may be an alternative to overnight investments.
Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements or in any of the open tax years; thus, no provision for income tax is required. Each of the Fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.
The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service will agree with this opinion. In the event the Internal Revenue Service determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.
Redemption Fee: The Limited-Term, Long-Term, and Vermont Portfolios charge a 2% redemption fee on redemptions, including exchanges, made within 30 days of purchase (Long-Term and Vermont) or seven days of purchase (Limited-Term) in the same Portfolio. The redemption fee is paid to the Class of the Portfolio from which the redemption is made, and is accounted for as an addition to paid-in-capital. It is intended to discourage market-timers by ensuring that short-term trading costs are borne by the investors making the transactions and not the shareholders already in the Portfolio.
New Accounting Pronouncements: Effective January 1, 2009, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards (SFAS) No. 161, “Disclosures about Derivative Instruments and Hedging Activities.” The new standard is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand the effect on the Fund’s financial position, financial performance, and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008.
Treasury’s Guarantee Plan For Money Market Funds: The Money Market Portfolio has elected to participate in the U.S. Department of the Treasury’s Guarantee Program for Money Market Funds (the “Program”). The Program was made available on September 29, 2008 and protects certain shareholders from losses if the Money Market Portfolio is unable to maintain a $1.00 net asset value. The Program applies to shareholders of record on September 19, 2008. Covered shareholders will receive $1.00 per share upon liquidation of the Money Market Portfolio, subject to adjustment and the overall amount available to all money market funds participating in the Program. The Money Market Portfolio will bear the expense of its participation in the Program. For the initial three months of the Program, the participation fee was 0.01% of the Money Market Portfolio’s net assets as of September 19, 2008 (accordingly, the Money Market Portfolio’s gross expenses will increase by this amount). Given that asset levels may vary, the yield impact of these fees may vary over time. The Program was initially scheduled to terminate on December 18, 2008, but has been extended by the Treasury Department through September 18, 2009. For the extension of the Program, the Money Market Portfolio made two program extension payments of 0.015% of the Money Market Portfolio’s net assets as of September 19, 2008.
Note B — TAX INFORMATION
The following tables present the cost of investments for federal income tax purposes, and the components of net unrealized appreciation (depreciation) at March 31, 2009, and net realized capital loss carryforwards as of December 31, 2008 with expiration dates:

	MONEY
	MARKET	LIMITED-TERM	LONG TERM	VERMONT

Federal income tax cost	$733,358,688	$148,187,985	$53,887,165	$47,668,948

Unrealized appreciation	—	1,915,066	925,359	1,523,173

Unrealized (depreciation)	—	(31,765,663)	(3,355,209)	(1,097,102)

Net appreciation (depreciation)	—	$(29,850,597)	$(2,429,850)	$426,071

CAPITAL LOSS CARRYFORWARDS

EXPIRATION DATE	MONEY MARKET	LIMITED-TERM	LONG-TERM	VERMONT

December 31, 2012	—	$2,204,809	—	—
December 31, 2013	—	2,278,445	—	—
December 31, 2014	—	616,112	$164,287	—
December 31, 2015	—	8,150,206	54,030	$10,790
December 31, 2016	$40,482	3,848,026	22,951	24,498
Capital loss carryforwards may be utilized to offset future capital gains until expiration.
NOTE C — OTHER
In August 2007, Calvert Asset Management Company received a Final Determination Letter and Proposed Adverse Report (the “Report”) from the Internal Revenue Service regarding Oklahoma Housing Development Authority Revenue Bonds, (“Oklahoma Bonds”) previously held in the Calvert Tax-Free Reserves Limited Term Portfolio. The Report alleges that the Oklahoma Bonds are taxable and that $596,250 of interest received on the Oklahoma Bonds in 2004 and 2005 is not excludable from the gross income of bondholders. The Fund has engaged counsel to evaluate options related to this Report. Management does not believe that the ultimate resolution of this matter will be material to the Fund.
On March 4, 2009, the Board of Trustees approved a resolution to reorganize Calvert Tax-Free Reserves Limited-Term Portfolio and Calvert Tax-Free Reserves Vermont Municipal Portfolio into Calvert Tax-Free Reserves Long-Term Portfolio. Shareholders of Calvert Tax-Free Reserves Limited-Term Portfolio and Calvert Tax-Free Reserves Vermont Municipal Portfolio will be asked to vote on the reorganization of their Portfolio and must approve it before any change may take place.
On March 4, 2009, the Board of Trustees also approved a resolution to amend the “Principal Investment Strategies” section of the Calvert Tax-Free Reserves Long-Term Portfolio prospectus. The purpose of this amendment is to change the investment strategy of the Calvert Tax-Free Reserves Long-Term Portfolio, which has historically emphasized investment in long-term tax-exempt fixed income securities, to a strategy that is not limited to investing in securities with any particular maturity or duration and that does not target any particular average portfolio maturity or average portfolio duration. Shareholders of the Calvert Tax-Free Reserves Long-Term Portfolio will be asked to vote on the proposal. If the proposal is approved by shareholders, the name of the Calvert Tax-Free Reserves Long-Term Portfolio will be changed to Calvert Tax Free Bond Fund.

Item 2. Controls and Procedures.
(a) The principal executive and financial officers concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as of a date within 90 days of the filing date of this report.
(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.
     A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).
     Filed herewith.
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
CALVERT TAX-FREE RESERVES

By:	/s/ Barbara J. Krumsiek

Barbara J. Krumsiek President — Principal Executive Officer
Date: May 29, 2009
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Barbara J. Krumsiek

Barbara J. Krumsiek President — Principal Executive Officer
Date: May 29, 2009

/s/ Ronald M. Wolfsheimer

Ronald M. Wolfsheimer
Treasurer — Principal Financial Officer
Date: May 29, 2009